Debt - Additional Information (Detail)					1 Months Ended		6 Months Ended	12 Months Ended
	May 18, 2020 USD ($)	Feb. 29, 2020 USD ($)	Aug. 02, 2019 USD ($)	May 02, 2017 USD ($)	Feb. 29, 2020 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019	Dec. 31, 2019 USD ($) d $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Aug. 04, 2015 USD ($)
Debt Instrument [Line Items]
Debt extinguishment loss								$ (352,000)
Long-term debt, net								40,176,000		$ 3,640,000
Debt Instrument Covenant Minimum Revenues								$ 80,000,000.0
Interest on final payment								4.75%
Carrying value of term loan								$ 40,200,000
Equity component of Convertible Notes recorded as additional paid-in capital									$ 62,466,000
Debt issuance costs								$ 161,000	$ 6,470,000
Repaid In Year One [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								3.00%
Repaid In Year Two [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								2.00%
Repaid In Year Three [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								1.00%
Repaid In Year Four And Thereafter [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								0.00%
2015 Term Loan [Member]
Debt Instrument [Line Items]
Repayments of lines of credit								$ 7,700,000
Carrying value of term loan								40,176,000
Liability component of Convertible Notes recorded as long-term debt								49,084,000
Mid Cap Financial Trust [Member] | 2015 Term Loan [Member]
Debt Instrument [Line Items]
Term loan, maximum borrowings											$ 30,000,000.0
Final payment of borrowed amount						$ 2,700,000
Debt extinguishment loss								$ 400,000
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Term loan, maximum borrowings			$ 20,000,000.0
Debt instrument maturity date								Jan. 01, 2024
Debt Instrument Covenant Minimum Revenues								$ 80,000,000.0
Drew down amount from credit facilities	$ 5,000,000.0	$ 20,000,000.0			$ 20,000,000.0
Debt instrument interest rate description								Borrowings under the revolving credit facility accrue interest monthly at a floating interest rate equal to the greater of the prime rate or 5.50% per annum.
Unused portion of revolving line, percentage								0.25%
Revolver commitment amount								$ 20,000,000.0
Line of credit facility, fee description								unused revolving line facility fee equal to 0.25% per annum of the average unused portion of the revolving line. multiplied by the difference between the total amount available to be borrowed (the “Revolver Commitment Amount”) of $20.0 million and the greater of the average outstanding revolver balance and 25% of the Commitment Amount.
Line of credit facility, minimum interest calculation as a percentage of revolving commitment amount								25.00%
Revolving credit facility and any related fees, description								Beginning on January 1, 2020, if the interest payment on the revolving credit facility is less than the amount of interest that would have been payable had the Company borrowed 25% of the Revolver Commitment Amount, then the Company will be required to pay the difference.
Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Repaid In Year One [Member]
Debt Instrument [Line Items]
Line of credit facility, termination fees, percentage								2.00%
Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Repaid In Year Two [Member]
Debt Instrument [Line Items]
Line of credit facility, termination fees, percentage								1.00%
Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Repaid In Year Three And Thereafter [Member]
Debt Instrument [Line Items]
Line of credit facility, termination fees, percentage								0.00%
Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, collateral fees, amount								$ 10,000,000.0
Silicon Valley Bank [Member] | 2015 Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, net			40,000,000.0					$ 40,000,000.0
Silicon Valley Bank [Member] | 2019 Term Loan [Member]
Debt Instrument [Line Items]
Term loan, principal amount			40,000,000.0
Debt instrument maturity date								Jan. 01, 2024
Long-term debt, net			$ 40,000,000.0
Debt instrument interest rate description								Borrowings under the 2019 term loan accrue interest monthly at a floating interest rate equal to the greater of the prime rate plus 1.5% or 6.5% per annum.
Term loan, first periodic payment date								Feb. 01, 2021
Interest on final payment			4.75%
Term loan, payment description								interest-only period of 18 months, principal is due in 36 equal monthly installments
Silicon Valley Bank [Member] | 2019 Term Loan [Member] | Interest-Only-Strip [Member]
Debt Instrument [Line Items]
Term loan, Interest payment period			18 months
Silicon Valley Bank [Member] | 2019 Term Loan [Member] | Principal-Only-Strip [Member]
Debt Instrument [Line Items]
Term loan, Interest payment period			36 months
2024 Convertible Notes [Member]
Debt Instrument [Line Items]
Term loan, principal amount				$ 201,300,000				$ 201,300,000
Debt instrument maturity date				May 01, 2024
Term loan, first periodic payment date				Nov. 01, 2017
Debt instrument interest rate				3.375%				3.375%
Debt instrument interest rate				3.375%				9.71%
Debt instrument frequency of periodic payment							semi-annually	semi-annually
Net proceeds from offering of convertible senior notes				$ 194,800,000
Debt discount and issuance costs				6,500,000				$ 68,900,000
Number of shares issued upon conversion of $1,000 debt principal amount | shares								37.3413
Debt instrument convertible initial conversion price per share of common stock | $ / shares								$ 26.78
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be convertible into common stock | d								20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be convertible into common stock | d								30
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible								130.00%
Number of consecutive business days immediately after any five consecutive trading day period during the note measurement period | d								5
Number of consecutive trading days before five consecutive business days during the note measurement period | d								10
Liability component of Convertible Notes recorded as long-term debt				136,700,000
Equity component of Convertible Notes recorded as additional paid-in capital				$ 64,500,000
Debt instrument effective interest rate period								7 years
Debt issuance costs								$ 6,500,000
Debt issuance costs allocated to liability component								4,400,000
Debt issuance costs allocated to equity component reduction to additional paid-in capital								2,100,000
Interest expense								14,700,000
Amortization of debt discount								8,000,000.0
2024 Convertible Notes [Member] | Repaid In Year Two [Member]
Debt Instrument [Line Items]
Term loan, principal amount								$ 1,000
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be convertible into common stock | d								20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be convertible into common stock | d								30
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible								130.00%
Debt instrument redemption date								May 06, 2020
Redemption price percentage of principal amount to be redeemed								100.00%
2024 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument conversion obligation trading price as percentage of product common stock closing sale price and conversion rate								98.00%